Summary of Significant Accounting Policies (Details) - Schedule of Movement of Contract Liabilities - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Contract Liabilities [Abstract]
At the beginning of the year		$ 79
Deposits received	10
Recognized as revenue		(78)
Exchange		(1)
At the end of the year	$ 10